Expense by Nature	12 Months Ended
Dec. 31, 2020
Expenses by nature [abstract]
Expense by nature
11	Expense by nature

	2018 RMB’000	2019 RMB’000	2020 RMB’000
Cost of raw material	56,601,977	57,101,961	42,082,307
Cost of trading products	26,392,366	21,566,364	11,467,420
Employee benefit expenses (Note 12)	2,888,572	3,147,372	3,143,219
Depreciation and amortization (Note 15, 17, 18)	1,807,613	1,736,790	1,794,486
Repairs and maintenance expenses	1,265,919	1,089,829	1,060,624
Other expenses	771,401	1,107,017	1,030,020
Change of goods in process and finished goods	(277,403)	446,779	862,652
Transportation costs	326,553	297,416	274,002
Inventory write-down (Note 22)	86,003	70,178	220,888
External processing fee	185,164	215,288	215,467
Sales commissions (Note 29)	139,954	125,641	104,598
Impairment loss (Note 17, 19)	82,652	486	87,570
Depreciation charge of right-of-use assets (Note 16)	—	101,998	32,653
Auditors’ remuneration - audit services	7,800	7,800	7,800
Leasing expenses	96,520	2,961	3,731

Total cost of sales, selling and administrative expenses	90,375,091	87,017,880	62,387,437